Maturity [Member] Expense Example - iShares iBonds Oct 2030 Term TIPS ETF - iShares iBonds Oct 2030 Term TIPS ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Maturity
Prospectus [Line Items]
Expense Example, with Redemption, 3 Years	$ 52